Deferred tax (Tables)	12 Months Ended
Dec. 31, 2020
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Analysis of Deferred Tax Balances for Financial Reporting Purposes	The following is the analysis of the deferred tax balances for financial reporting purposes:

	Gross 2020 £m	Offset 2020 £m	As reported 2020 £m	Gross 2019 £m	Offset 2019 £m	As reported 2019 £m
Deferred tax assets	477.5	(264.6)	212.9	430.9	(243.0)	187.9
Deferred tax liabilities	(568.7)	264.6	(304.1)	(622.8)	243.0	(379.8)
	(91.2)	–	(91.2)	(191.9)	–	(191.9)

Movements of Major Gross Deferred Tax Assets
The following are the major gross deferred tax assets recognised by the Group and movements thereon in 2020 and 2019:

	Deferred compensation £m	Accounting provisions and accruals £m	Retirement benefit obligations £m	Property, plant and equipment £m	Tax losses and credits £m	Share- based payments £m	Restructuring provisions £m	Other temporary differences £m	Total £m
1 January 2019	61.6	101.4	68.5	47.9	67.1	16.8	17.3	31.4	412.0
(Charge)/credit to income	(1.7)	10.2	6.7	19.4	24.2	2.9	12.5	(16.6)	57.6
Charge to other comprehensive income	–	–	(3.2)	–	–	–	–	–	(3.2)
Credit to equity	–	–	–	27.8	–	3.1	–	–	30.9
Transfer to disposal group classified as held for sale	(4.2)	(19.2)	(12.3)	(13.6)	(3.0)	(0.7)	(3.4)	0.1	(56.3)
Exchange differences and other movements	(2.2)	(5.0)	(2.2)	3.2	(2.0)	(0.6)	(0.6)	(0.7)	(10.1)
31 December 2019	53.5	87.4	57.5	84.7	86.3	21.5	25.8	14.2	430.9
(Charge)/credit to income	(1.5)	30.3	(3.5)	(3.4)	5.9	0.4	31.9	(2.7)	57.4
Credit to other comprehensive income	–	–	7.4	–	–	–	–	–	7.4
Exchange differences and other movements	(2.5)	(8.2)	(3.5)	(0.4)	(1.9)	(0.5)	(1.3)	0.1	(18.2)
31 December 2020	49.5	109.5	57.9	80.9	90.3	21.4	56.4	11.6	477.5

Movements of Gross Deferred Tax Liabilities
In addition the Group has recognised the following gross deferred tax liabilities and movements thereon in 2020 and 2019:

	Brands and other intangibles £m	Associate earnings £m	Goodwill £m	Property, plant and equipment £m	Financial instruments £m	Other temporary differences £m	Total £m
1 January 2019	438.6	17.6	182.3	22.2	39.9	37.9	738.5
Acquisition of subsidiaries	0.8	–	–	–	–	–	0.8
(Credit)/charge to income	(31.2)	68.6	10.3	(22.2)	(0.7)	(6.7)	18.1
Credit to other comprehensive income	–	–	–	–	–	(9.6)	(9.6)
Transfer to disposal group classified as held for sale	(46.6)	(7.9)	(51.7)	–	–	0.6	(105.6)
Exchange differences and other movements	(9.3)	(1.8)	(5.5)	–	(2.3)	(0.5)	(19.4)
31 December 2019	352.3	76.5	135.4	–	36.9	21.7	622.8
Acquisition of subsidiaries	1.5	–	–	–	–	–	1.5
(Credit)/charge to income	(22.3)	(16.7)	(7.8)	–	–	6.7	(40.1)
Exchange differences and other movements	(4.7)	(1.8)	(4.5)	–	(1.1)	(3.4)	(15.5)
31 December 2020	326.8	58.0	123.1	–	35.8	25.0	568.7